Financial income (expense), net (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Schedule of interest income	10.1 Interest income

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Financial interest	10,594	4,535	1,235

Total interest income	10,594	4,535	1,235

Schedule of interest expense
10.2 Interest expense

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Borrowings interest (Note 17.2)	(163,356)	(62,499)	(21,879)

Total interest expense	(163,356)	(62,499)	(21,879)

Schedule of other financial results
10.3 Other financial income (expense)

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Amortized cost (Note 17.2)	(7,880)	(1,649)	(1,810)
Net changes in foreign exchange rate	(144)	(453)	18,458
Discount of assets and liabilities at present value	(23,652)	933	2,137
Changes in the fair value of financial assets	18,471	14,120	19,437
Interest expense on lease liabilities (Note 14)	(3,320)	(3,093)	(2,894)
Discount for well plugging and abandonment (Note 22.1)	(2,434)	(1,312)	(2,387)
Other taxes interest (1)	(55,101)	—	—
Remeasurement in borrowings (2)	—	—	(72,044)
Other (3)	(14,123)	14,855	(26,381)

Total other financial income (expense)	(88,183)	23,401	(65,484)

(1)	For the year ended December 31, 2025, including 22,045 of payments.
(2)	Related to borrowings in UVA adjusted by CER.
(3)
For the years ended December 31, 2025, and 2024, including (losses) and income for 6,175, respectively. Likewise, for the year ended December 31, 2023, including 819 from loss related to the ON swapping. These transactions did not generate cash flows.